ACCRUED EXPENSES - Vallon - Q1 (Tables)	9 Months Ended
Sep. 30, 2023
Accrued Expenses [Line Items]
Schedule of Accrued Expenses	Accrued expenses consist of the following:

	September 30, 2023	December 31, 2022
Research and development	$75	$—
General and administrative	188	—
Payroll and related	880	36
Total accrued expenses	$1,143	$36

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Accrued Expenses [Line Items]
Schedule of Accrued Expenses	Accrued expenses consist of the following:

	March 31, 2023	December 31, 2022
Research and development	$2	$42
General and administrative	136	268
Payroll and related	1,215	401
Total accrued expenses	$1,353	$711